Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Cash Flows from Operating Activities
Net Income		$ 4,756	$ 1,303	$ 7,689	$ 3,320
Adjustments to determine net cash flows provided by (used in) operating activities
Provision on securities, other than trading		1	0	1	(1)
Net (gain) on securities, other than trading		(87)	(111)	(225)	(212)
Net decrease in trading securities		19,493	5,803	6,746	2,920
Provision for (recovery of) credit losses (Note 3)		50	60	(49)	216
Change in derivative instruments – (increase) in derivative asset		(12,221)	(3,451)	(9,003)	(869)
Change in derivative instruments – increase in derivative liability		12,020	2,959	9,274	3,684
Amortization of premises and equipment		192	197	387	393
Amortization of other assets		22	37	50	78
Amortization of intangible assets		147	158	297	314
Net loss on divestitures (Note 12)		0	0	29	0
Write-down of goodwill		0	747	0	747
Net decrease in deferred tax asset		238	16	516	121
Net increase (decrease) in deferred tax liability		(25)	10	(82)	56
Net (increase) decrease in current tax asset		399	161	430	(109)
Net increase (decrease) in current tax liability		(120)	24	(162)	113
Change in accrued interest – (increase) decrease in interest receivable		(436)	98	(380)	200
Change in accrued interest – increase (decrease) in interest payable		181	(316)	110	(402)
Changes in other items and accruals, net		(468)	4,390	(6,508)	1,684
Net increase in deposits		3,398	2,330	12,293	28,195
Net (increase) in loans		(16,112)	(75)	(37,742)	(11,515)
Net increase (decrease) in securities sold but not yet purchased		2,507	(1,114)	6,928	4,084
Net increase (decrease) in securities lent or sold under repurchase agreements		(11,569)	(9,801)	(2,715)	3,429
Net decrease in securities borrowed or purchased under resale agreements		10,730	20,587	2,180	8,452
Net increase (decrease) in securitization and structured entities' liabilities		(519)	267	(1,000)	(769)
Net Cash Provided by (Used in) Operating Activities		12,577	24,279	(10,936)	44,129
Cash Flows from Financing Activities
Net increase (decrease) in liabilities of subsidiaries		(29)	0	3,766	0
Proceeds from issuance of covered bonds		3,358	0	7,283	0
Redemption/buyback of covered bonds		0	(2,214)	(2,222)	(2,214)
Proceeds from issuance of subordinated debt		0	0	1,587	0
Repayment of subordinated debt (Note 4)		0	0	0	(1,000)
Proceeds from issuance of other equity instruments, net of issuance cost (Note 5)		749	0	749	0
Redemption of preferred shares (Note 5)		(600)	0	(600)	(756)
Net proceeds from issuance of common shares and sale (purchase) of treasury shares (Note 5)		3,065	33	3,086	101
Cash dividends and distributions paid		(617)	(741)	(1,363)	(1,479)
Repayment of lease liabilities		(79)	(87)	(136)	(162)
Net Cash Provided by (Used in) Financing Activities		5,847	(3,009)	12,150	(5,510)
Cash Flows from Investing Activities
Net (increase) decrease in interest bearing deposits with banks		977	(902)	905	(565)
Purchases of securities, other than trading		(12,598)	(10,903)	(65,923)	(24,386)
Maturities of securities, other than trading		5,057	7,550	12,248	14,264
Proceeds from sales of securities, other than trading		8,750	10,524	27,150	16,419
Premises and equipment – net (purchases)		(166)	(87)	(301)	(203)
Purchased and developed software – net (purchases)		(162)	(123)	(296)	(240)
Net proceeds from divestitures (Note 12)		8	0	1,226	0
Net Cash Provided by (Used in) Investing Activities		1,866	6,059	(24,991)	5,289
Effect of Exchange Rate Changes on Cash and Cash Equivalents		(127)	(1,827)	802	(2,723)
Net increase (decrease) in Cash and Cash Equivalents		20,163	25,502	(22,975)	41,185
Cash and Cash Equivalents at Beginning of Period		50,123	73,091	93,261	57,408
Cash and Cash Equivalents at End of Period		70,286	98,593	70,286	98,593
Net cash provided by operating activities includes:
Interest paid in the period	[1]	1,413	1,751	2,641	3,306
Income taxes paid in the period		446	264	991	826
Interest received in the period		4,676	4,568	9,494	9,374
Dividends received in the period		$ 446	$ 457	$ 870	$ 840

[1]	Includes dividends paid on securities sold but not yet purchased.